Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	13,055,152	12,431,814	12,507,825	12,398,179
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	83,259	833,257	229,601	512,134
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	480,703	898,557	566,045	566,045
Convertible Promissory Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	12,491,190	10,700,000	11,712,179	11,320,000